Document and Entity Information	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Entity File Number	001-33166
Entity Registrant Name	Allegiant Travel Company
Entity Central Index Key	0001362468
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	20-4745737
Entity Address, Address Line One	1201 North Town Center Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	851-7300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false